Impaired Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract
Modified Loans
Number of Contracts	33
Pre-Modification Outstanding Recorded Investment	$ 5,887
Post-Modification Outstanding Recorded Investment	5,414
Specific Reserve Recorded	0
Valuation Allowance Recorded	473
Construction and land development [Member]
Modified Loans
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	71
Post-Modification Outstanding Recorded Investment	64
Specific Reserve Recorded	0
Valuation Allowance Recorded	7
Residential real estate [Member]
Modified Loans
Number of Contracts	28
Pre-Modification Outstanding Recorded Investment	4,941
Post-Modification Outstanding Recorded Investment	4,531
Specific Reserve Recorded	0
Valuation Allowance Recorded	410
Commercial real estate [Member]
Modified Loans
Number of Contracts	2
Pre-Modification Outstanding Recorded Investment	800
Post-Modification Outstanding Recorded Investment	747
Specific Reserve Recorded	0
Valuation Allowance Recorded	53
Consumer [Member]
Modified Loans
Number of Contracts	2
Pre-Modification Outstanding Recorded Investment	75
Post-Modification Outstanding Recorded Investment	72
Specific Reserve Recorded	0
Valuation Allowance Recorded	$ 3